MARKETABLE EQUITY SECURITIES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Dividends received	$ 0	$ 6,400
Common stock par value (in usd per share)	$ 0.05	$ 0.05	$ 0.05
Eneti Inc
Marketable Securities [Line Items]
Common stock par value (in usd per share)	0.01
Eneti Inc
Marketable Securities [Line Items]
Converted amount per share (in usd per share)	$ 11.36755